Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Authorized shares of common stock (in shares)		1,000,000	1,000,000
Common stock, par value (in dollars per share)		$ 5	$ 5
Common stock, shares issued (in shares)		1,000,000	1,000,000
Common stock, shares outstanding (in shares)		1,000,000	1,000,000
Dividends paid		$ 15.0	$ 61.0	$ 890.0
Cash dividends paid		15.0	1.9	379.4
Investments dividends paid			59.1	510.6
Capital contribution from affiliated entity	[1]	$ 0.0	$ 0.0	$ 54.3

[1]	Related to the sale of Assurant Employee Benefits segment mainly through reinsurance transactions. The capital contribution from the affiliated entity is related to the difference in contractual and allocated consideration attributable to that entity.